Debt, 2nd CMBFL SLB (Details) $ in Thousands		6 Months Ended
	May 01, 2024 USD ($)	Jun. 30, 2024 USD ($) Installment
Debt [Abstract]
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		Term Secured Overnight Financing Rate (SOFR) Rate [Member]
2nd CMBFL SLB [Member]
Debt [Abstract]
Term of time charter		7 years
Number of payment installments | Installment		28
Frequency of periodic payment		quarterly
Installment payment		$ 500
Balloon payment payable at maturity		$ 14,000
Term of variable rate		3 months
Basis spread on variable rate		2.60%
Proceeds from sale of vessel	$ 28,000
Maximum ratio of debt to market value of fleet		75.00%
Minimum free liquidity per delivered vessel		$ 500
Minimum term of time charter assigned as security		12 months
Variable rate		5.30%
2nd CMBFL SLB [Member] | Level 2 [Member]
Debt [Abstract]
Fair value of debt outstanding		$ 268,250